CAPITAL LEASES	9 Months Ended
Sep. 30, 2011
Capital Leases [Abstract]
CAPITAL LEASES
NOTE 8 – CAPITAL LEASES

Cimcorp enters into certain capital lease arrangements with financial institutions (Banco do Brasil, Bradesco, CIT, Safra and Banco Itaú) for the acquisition of IT related equipment. At the same time of the aforementioned lease arrangements, the Company enters into a similar transaction with its clients, whereby the leased equipment is subleased to its customers. The latter transaction is classified as a sales-type lease.  As a result, the Company records its original obligation under the lease agreement and sales-type lease accounts receivable.

Sales-type accounts receivable

The following table summarizes the accounts receivable related to sales-type leases:

September
30, 2011
Current	$2,480
Non-current	2,122
$4,602

The lease contracts receivable have an average term of 36 months, with average monthly receipts in the amount of approximately $388. The lease contracts with customers are subject to a fixed interest rate for an average of 1.37% per month.

Capital leases payable

The Company leases certain equipment under capital lease obligations with fixed rates of interest between 1.30% and 1.79% per month and an average term of 36 months to pay, with monthly averages of $212. Future minimum payments under capital lease obligations in each of the subsequent to September 30, 2011 are as follows:

Amount
Capital lease obligations:
2012	$2,116
2013 (*)	1,419
2014 (*)	350

Total minimum lease payments	3,885
Less amount representing interest	(562)
Net minimum lease payments	3,323
Less current portion of obligations under capital leases	(2,990)
Long-term obligations under capital leases	$333

(*) The Company had entered into certain sales-type leases with customers, in which the underlying equipment was initially procured using a capital lease financing that restricted the Company from transferring title or ownership. In these situations, the Company has deferred the revenue and cost related to the sales-type lease until the initial capital lease financing obligation was satisfied and/or title could be transferred. As of September 30, 2011, the Company is not in compliance with the provisions of certain capital leases. Accordingly, the net minimum lease payments have been classified as current obligations.

Deferred Revenue

As of September 30, 2011, the current deferred revenue of $13,422 and non-current deferred revenue of $6,029  included deferred revenue related to sales-type leases as follows:

September
30, 2011
Current	$5,903
Non-current	4,572
$10,475

Deferred Costs

As of September 30, 2011, the current deferred costs of $8,803 and non-current deferred costs of $4,008 included deferred costs related to sales-type leases as follows:

September
30, 2011
Current	$1,697
Non-current	3,032
$4,729